Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans - Estimated Benefit Payments Table (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	$ 223
2020	148
2021	150
2022	190
2023	181
2024-2028	839
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	22
2020	21
2021	20
2022	20
2023	20
2024-2028	$ 86